HELD FOR SALE - Narratives (Details) $ in Millions	3 Months Ended
	Dec. 31, 2023 USD ($) property	Sep. 30, 2023 USD ($) property	Jun. 30, 2023 USD ($) property	Mar. 31, 2023 USD ($) property	Dec. 31, 2022 property
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $	$ 58	$ 26	$ 55	$ 228
United States | Malls
Disclosure of financial assets [line items]
Number of assets held for sale					3
Number of propertoies sold	3		1	1
United States | Hospitalityassets
Disclosure of financial assets [line items]
Number of assets held for sale					2
Number of propertoies sold	1	1	1	2
United States | Office assets
Disclosure of financial assets [line items]
Number of assets held for sale					1
Number of propertoies sold		1
Australia | Office assets
Disclosure of financial assets [line items]
Number of propertoies sold			1
Germany | Office assets
Disclosure of financial assets [line items]
Number of propertoies sold			1
Belgium | Office assets
Disclosure of financial assets [line items]
Number of propertoies sold		6
Ireland | Office assets
Disclosure of financial assets [line items]
Number of propertoies sold	1